Utility Plant In Service	12 Months Ended
Dec. 31, 2016
Entity Information [Line Items]
Utility Plant In Service
UTILITY PLANT IN SERVICE

The original cost of utility plant in service segregated by functional classifications follows:

	As of December 31,
	2016	2015
	(In Thousands)
Production	$2,923,349	$3,009,143
Transmission	376,659	293,767
Distribution	1,433,044	1,371,029
General plant	264,794	216,124
Total utility plant in service	$4,997,846	$4,890,063

Substantially all of IPL’s property is subject to a $1,633.5 million direct first mortgage lien, as of December 31, 2016, securing IPL’s first mortgage bonds. IPL had no property under capital leases as of December 31, 2016 and 2015. Total non-contractually or legally required removal costs of utility plant in service at December 31, 2016 and 2015 were $705.6 million and $673.8 million, respectively; and total contractually or legally required removal costs of utility plant in service at December 31, 2016 and 2015 were $80.6 million and $59.0 million, respectively. Please see “ARO” below for further information.

IPL anticipates material additional costs to comply with various pending and final federal legislation and regulations and it is IPL’s intent to seek recovery of any additional costs. The majority of the expenditures for construction projects designed to reduce SO2 and mercury emissions are recoverable from jurisdictional retail customers as part of IPL’s CCT projects; however, since jurisdictional retail rates are subject to regulatory approval, there can be no assurance that all costs will be recovered in rates.

ARO

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

IPL’s ARO relates primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a reconciliation of the ARO legal liability year end balances:

	2016	2015
	(In Millions)
Balance as of January 1	$59.0	$59.1
Liabilities incurred	—	0.6
Liabilities settled	(3.2)	(2.5)
Revisions in estimated cash flows	21.6	(1.3)
Accretion expense	3.2	3.1
Balance as of December 31	$80.6	$59.0

Revisions in estimated cash flows of $21.6 million were incurred in 2016 for adjustments recorded to the estimated ARO liability for IPL’s ash ponds. As of December 31, 2016 and 2015, IPL did not have any assets that are legally restricted for settling its ARO liability.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Utility Plant In Service
. UTILITY PLANT IN SERVICE

The original cost of utility plant in service segregated by functional classifications follows:

	As of December 31,
	2016	2015
	(In Thousands)
Production	$2,923,349	$3,009,143
Transmission	376,659	293,767
Distribution	1,433,044	1,371,029
General plant	264,794	216,124
Total utility plant in service	$4,997,846	$4,890,063

Substantially all of IPL’s property is subject to a $1,633.5 million direct first mortgage lien, as of December 31, 2016, securing IPL’s first mortgage bonds. IPL had no property under capital leases as of December 31, 2016 and 2015. Total non-contractually or legally required removal costs of utility plant in service at December 31, 2016 and 2015 were $705.6 million and $673.8 million, respectively; and total contractually or legally required removal costs of utility plant in service at December 31, 2016 and 2015 were $80.6 million and $59.0 million, respectively. Please see “ARO” below for further information.

IPL anticipates material additional costs to comply with various pending and final federal legislation and regulations and it is IPL’s intent to seek recovery of any additional costs. The majority of the expenditures for construction projects designed to reduce SO2 and mercury emissions are recoverable from jurisdictional retail customers as part of IPL’s CCT projects; however, since jurisdictional retail rates are subject to regulatory approval, there can be no assurance that all costs will be recovered in rates.

ARO

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

IPL’s ARO relates primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a reconciliation of the ARO legal liability year end balances:

	2016	2015
	(In Millions)
Balance as of January 1	$59.0	$59.1
Liabilities incurred	—	0.6
Liabilities settled	(3.2)	(2.5)
Revisions in estimated cash flows	21.6	(1.3)
Accretion expense	3.2	3.1
Balance as of December 31	$80.6	$59.0

Revisions in estimated cash flows of $21.6 million were incurred in 2016 for adjustments recorded to the estimated ARO liability for IPL’s ash ponds. As of December 31, 2016 and 2015, IPL did not have any assets that are legally restricted for settling its ARO liability.